CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 219,711	$ 240,047	$ 395,338
Cost of services	(28,260)	(46,392)	(163,598)
Gross profit	191,451	193,655	231,740
Operating income (expenses)
Selling expenses (including related party amounts of nil, nil and US$2,311 for the years ended December 31, 2017, 2018 and 2019, respectively)	(73,662)	(59,064)	(83,579)
General and administrative expenses (including related party amounts of US$501, US$685 and US$853 for the years ended December 31, 2017, 2018 and 2019, respectively)	(99,442)	(129,224)	(129,719)
Other income (including related party amounts of nil, nil and US$1,411 for the years ended December 31, 2017, 2018 and 2019, respectively)	6,518	4,427	699
Operating income from continuing operations	24,865	9,794	19,141
Foreign exchange gain (loss)	154	(598)	15
Interest income	9,038	10,202	11,052
Interest expense	(25,402)	(21,174)	(16,153)
Change in fair value of securities	(46,062)	(167,402)	518
Realized gain on sale of available-for-sale securities (including accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale securities of US$2,421, US$761 and US$861 for the years ended December 31, 2017, 2018 and 2019, respectively)	861	761	2,421
Government grants	927	1,224	3,025
Investment income, net	2,644	6,816	6,692
Other non-operating loss		(30)	(4,562)
Impairment on investments			(2,768)
Income (loss) from continuing operations before income taxes	(32,975)	(160,407)	19,381
Income tax (expense) benefits	9,544	18,989	(18,352)
Income (loss) from continuing operations, net of income taxes	(23,431)	(141,418)	1,029
Income from discontinued operations, net of income taxes	13,181	26,509	20,675
Net income (loss)	(10,250)	(114,909)	21,704
Net income (loss) attributable to noncontrolling interests from continuing operations	(1)	2	(3)
Net income (loss) attributable to Fang Holdings Limited's shareholders	(10,249)	(114,911)	21,707
Net income (loss) attributable to Fang Holdings Limited's shareholders from continuing operations	(23,430)	(141,420)	1,032
Net income attributable to Fang Holdings Limited's shareholders from discontinued operations	13,181	26,509	20,675
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	(26,703)	(46,648)	56,571
Unrealized gain on available-for-sale securities	(861)	(1,493)	(212,838)
Amounts reclassified from accumulated other comprehensive income	(861)	(1,493)	(2,736)
Gain (loss) on intra-entity foreign transactions of long-term-investment nature	497	(3,034)	1,872
Separation of real estate information, analytics and marketplace services business	20,853
Other comprehensive income (loss), before tax	(22,534)	(49,682)	268,545
Income tax expense related to components of other comprehensive income			(49,566)
Other comprehensive income (loss), net of tax	(22,534)	(49,682)	218,979
Comprehensive income (loss)	(32,784)	(164,591)	240,683
Comprehensive income (loss) attributable to noncontrolling interests	(1)	2	(3)
Comprehensive income (loss) attributable to Fang Holdings Limited's shareholders	$ (32,783)	$ (164,593)	$ 240,686
Earnings (loss) per share for Class A and Class B ordinary shares
Basic	$ (0.11)	$ (1.29)	$ 0.24
Diluted	(0.11)	(1.29)	0.24
Earnings (loss) per share for Class A and Class B ordinary shares from continuing operations
Basic	(0.26)	(1.59)	0.01
Diluted	(0.26)	(1.59)	0.01
Earnings per share for Class A and Class B ordinary shares from discontinued operations
Basic	0.15	0.30	0.23
Diluted	$ 0.15	$ 0.30	$ 0.23
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	89,511,052	88,749,432	88,475,665
Diluted	89,511,052	88,749,432	91,585,677
Parent excluding Retained Earnings and Noncontrolling Interests
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	$ (26,703)	$ (46,648)	$ 56,571
Amounts reclassified from accumulated other comprehensive income	(861)	(1,493)	(2,736)
Separation of real estate information, analytics and marketplace services business	3,672
Marketing services
Revenues
Revenues	94,639	98,377	149,267
Listing services
Revenues
Revenues	63,471	81,741	141,454
Financial services
Revenues
Revenues	9,561	18,060	12,055
Value-added services
Revenues
Revenues	$ 5,893	$ 5,182	$ 4,753